[LOGO] CMA

CMA MASSACHUSETTS
MUNICIPAL MONEY FUND

[Graphic omitted]

--------------------------------------------------------------------------------
Annual Report

March 31, 1998
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch

TO OUR SHAREHOLDERS:

For the year ended March 31, 1998, CMA Massachusetts Municipal Money Fund paid shareholders a net annualized yield of 3.03%.* As of March 31, 1998, the Fund's 7-day yield was 2.91%.

Economic Environment and
Investment Strategy

Economic growth in the commonwealth of Massachusetts remained strong throughout the six-month period ended March 31, 1998. As a result of the commonwealth's strong cyclical expansion, there continues to be a strong demand for labor. This demand has allowed the seasonally adjusted unemployment rate to fall below 4%. The financial markets continued to generate positive results, which have contributed to the growth in the banking and finance sector. In addition, exponential changes in technology and the impending problems of converting computer systems to handle the year 2000 have contributed to the growth in the high-tech sector. However, the construction industry has been the fastest-growing sector during the period.

Residential home construction has benefited from high consumer confidence, low mortgage rates and high personal-income levels, allowing builders to push up permit activity, especially in the multi-family area. Commercial construction is also rapidly expanding as planned corporate expansions continue to increase the demand for space, while public work projects, such as the Central Artery Project in Boston, and many new hotels are slated for construction.

The strength in the economic condition of the commonwealth continues to translate into positive revenue streams. For the nine-month period ended March 31, 1998 in the commonwealth's fiscal year 1998, total revenue collections amounted to $9.7 billion or 7.3% over the comparable period last year and above budget estimates. These positive revenue streams allowed the commonwealth to avoid any additional borrowings in the short-term municipal market, other than the previously issued variable rate demand notes (VRDN), to finance daily activities. Massachusetts' municipalities also continue to benefit from strong economic conditions, as borrowing levels for the period remained moderate at $659 million.

During the six-month period ended March 31, 1998, Governor Paul Cellucci proposed a budget for fiscal year 1999 in the amount of $19.1 billion. This proposed budget calls for a cut in the state income tax over three years from 5.95% to 5%, eliminating the state capital gains tax on the sale of homes, a tax cut for individuals who care for elderly family members, as well as a reduction on the income tax on interest and dividends from 12% to 5% over five fiscal years. The proposed budget also focuses on education by increasing spending $309 million as incentive for school districts to hire up to 4,000 new teachers and increasing aid to cities and towns by $340 million. Overall spending for fiscal year 1999 is proposed to increase 3.4%.

As we discussed in our last report to shareholders, we continued to maintain a neutral approach to the market. This strategy proved to be an appropriate one as economic statistics continued to be contradictory, with tight labor conditions and economic strength being offset by benign inflationary data. The Federal Reserve Board also maintained an unchanged

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

interest rate policy with the Federal Funds rate maintained at 5.50% for the duration of the period. In addition, further complicating the economic picture was the unfolding of the financial crisis in Asia during the first half of the period. The turmoil that was created by the Asian crisis continues to leave questions as to the impact on our own economy as well as what decisions the Federal Reserve Board might make on interest rates in the coming months.

We maintained the average portfolio maturity of the Fund in the 65-day range for the first three months of the period and allowed the average maturity to decline to the 45-day range by the end of the period. We were able to accomplish this by selectively purchasing municipal notes as the various Massachusetts municipalities completed their annual issuance. We utilized this period as an opportunity to prepare for an anticipated shortage of municipal note issuance in the second half of the period. We took advantage of a spike in VRDN yields created from year-end pressures and then began to reduce our exposure to these VRDN securities toward the end of December. The primary reason for this reduction in VRDN securities was the anticipation of a decline in such yields during the second half of the period created from large supply imbalances. Overall, the Fund was well situated during the year to take advantage of market conditions as they presented themselves, while offering an attractive tax-exempt yield to its shareholders.

In the months ahead, we will concentrate on building liquidity during the months of April and May as we prepare to meet seasonal tax-related redemptions. We will continue to maintain a neutral approach to the market as uncertainties still exist regarding the economic situation in Asia and its impact on the US economy. We will selectively pursue short-term municipal notes for diversification purposes when attractive opportunities exist. We will also continue to monitor and adjust our investment strategy as economic conditions change. However, because of the strong economic performance of the commonwealth, we continue to expect a reduced amount of short-term note issuance. We continue to closely monitor the Fund's credit quality, while seeking to offer an attractive tax-exempt yield to our shareholders.

In Conclusion

We thank you for your support of CMA Massachusetts Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Kevin A. Schiatta

Kevin A. Schiatta
Vice President and Portfolio Manager


May 4, 1998

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                      (IN THOUSANDS)

                     Face                                                                                      Value
State               Amount                                         Issue                                     (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts-     $ 4,350   Amesbury, Massachusetts, BAN, 4.25% due 10/01/1998 ............................ $  4,363
99.1%                2,950   Boston, Massachusetts, IDR (Boston Seafood Distribution Center Inc. Project),
                             VRDN, AMT, 3.55% due 1/01/2022 (a) ............................................    2,950
                     2,725   Boston, Massachusetts, IDR, Industrial Financing Authority, (Acme
                             Bookbinding Co., Inc.), VRDN, AMT, 3.60% due 9/01/2006 (a) ....................    2,725
                     5,000   Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, VRDN,
                             Series SG-75, 3.75% due 11/01/2019 (a)(c) .....................................    5,000
                     3,400   Central Berkshire, Massachusetts, Regional School District, BAN,
                             4.25% due 7/15/1998 ...........................................................    3,402
                             Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series 93A (a):
                     1,900       3.77% due 2/01/2006 .......................................................    1,900
                     9,200       3.77% due 2/01/2011 .......................................................    9,200
                     2,750   Fitchburg, Massachusetts, BAN, 4.25% due 6/05/1998 ............................    2,751
                     5,000   Gloucester, Massachusetts, BAN, 4% due 8/07/1998 ..............................    5,002
                     2,200   Holliston, Massachusetts, BAN, 4.25% due 10/15/1998 ...........................    2,205
                     4,350   Leominster, Massachusetts, BAN, 4.20% due 12/17/1998 ..........................    4,356
                     4,200   Littleton, Massachusetts, BAN, 4.15% due 10/16/1998 ...........................    4,205
                     2,950   Lowell, Massachusetts, Regional Transportation Authority, RAN,
                             4.25% due 7/17/1998 ...........................................................    2,953
                     5,000   Lynn, Massachusetts, BAN, 4.10% due 4/14/1998 .................................    5,001
                     5,000   Massachusetts State, GO, VRDN, Series SG-38, 3.75% due 8/01/2014 (a)(c) .......    5,000
                     5,400   Massachusetts State, HFA, Housing Revenue Bonds, Series 50,
                             3.90% due 6/01/1998 ...........................................................    5,400
                     3,800   Massachusetts State, HFA, M/F Housing Project, Refunding, VRDN, Series A,
                             3.45% due 1/15/2010 (a)(b) ....................................................    3,800
                             Massachusetts State Health and Educational Facilities Authority Revenue Bonds:
                    10,000       (Boston University), CP, Series H, 3.50% due 4/01/1998 ....................   10,000
                     5,500       (Partners Healthcare Systems), VRDN, Series P-2, 3.45% due 7/01/2027 (a)(d)    5,500
                     6,500   Massachusetts State Industrial Finance Agency, Health Care Facility Revenue
                             Bonds (Beverly Enterprises, Inc.), VRDN, 3.65% due 4/01/2009 (a) ..............    6,500
                             Massachusetts State Industrial Finance Agency, IDR, VRDN, AMT (a):
                     2,900       (Garlock Printing & Converting Corp. Issue), 3.60% due 12/01/2017 .........    2,900
                     3,150       (James F. and Judith Matthews Issue), 3.95% due 9/01/2013 .................    3,150
                     3,150       (Matco Electric Group Inc. Issue), 3.95% due 7/01/2004 ....................    3,150
                     6,500       (Star Container Corp. Issue), 3.60% due 2/01/2018 .........................    6,500

Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
CP       Commercial Paper
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
RAN      Revenue Anticipation Notes
SAAN     Student Aid Anticipation Notes
UT       Unlimited Tax
VRDN     Variable Rate Demand Notes

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                      (IN THOUSANDS)

                     Face                                                                                      Value
State               Amount                                         Issue                                     (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts                Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds,
(continued)                  VRDN (a):
                   $ 3,400       (225 Bodwell Corp. Project), AMT, 3.70% due 7/01/2017 ..................... $  3,400
                     3,390       (AFC Cable Systems Inc. Issue), AMT, 3.60% due 7/01/2016 ..................    3,390
                     2,000       (America Technology Corp. & RDLHoldings Ltd. Project),
                                 3.70% due 8/01/2022 .......................................................    2,000
                     2,000       (BBB Esq. LLC), AMT, Series B, 3.70% due 12/01/2016 .......................    2,000
                     1,700       (Carand Realty Trust Issue), AMT, 3.70% due 5/01/2017 .....................    1,700
                     3,700       (Foilmark Manufacturing), AMT, Series A, 3.60% due 6/01/2010 ..............    3,700
                     3,990       (The Gem Group Inc. Issue), AMT, 3.60% due 7/01/2016 ......................    3,990
                     2,150       (Haverdyn Co. LLC Issue), AMT, 3.70% due 9/01/2017 ........................    2,150
                     1,900       (ICC Realty Association LPProject), AMT, 3.70% due 2/01/2016 ..............    1,900
                     3,300       (Mercer Paper Tube Corp.), AMT, 3.95% due 11/01/2011 ......................    3,300
                     1,600       (October Co. Inc. Project), AMT, 3.70% due 12/01/2017 .....................    1,600
                     6,760       (Performance Corrugated Inc. Project), AMT, 3.90% due 3/01/2009 ...........    6,760
                     1,375       Refunding (Easy Day Realty Trust Project), Series A, 3.40% due 7/01/2006 ..    1,375
                     4,400       Refunding (Lightolier Inc. Project), 3.65% due 7/29/2010 ..................    4,400
                     3,115       Refunding (New England Biolabs), AMT, 3.70% due 3/01/2016 .................    3,115
                     4,800       Refunding (Showa Women's Institute Inc.), 3.65% due 3/15/2004 .............    4,800
                     2,000       (Sterling Realty Trust LLC Project), 3.70% due 12/01/2017 .................    2,000
                       720       (Techprint/Techgraphics), AMT, 3.60% due 6/01/2017 ........................      720
                     3,350       (Telcom USA Inc. Issue), AMT, Series A, 3.60% due 8/01/2016 ...............    3,350
                     3,380       (WBC Extrusion Project), AMT, 3.60% due 4/01/2006 .........................    3,380
                     2,925       (William F. Rogers Issue), AMT, Series B, 3.60% due 11/01/2006 ............    2,925
                     4,895       (ZBR Limited Partnership), AMT, 3.60% due 4/15/2015 .......................    4,895
                     1,500       (ZBR Limited Partnership), AMT, 3.60% due 4/15/2017 .......................    1,500
                             Massachusetts State Industrial Finance Agency, PCR:
                     4,000       (Holyoke Water & Power Company Project), VRDN, AMT,
                                 3.35% due 12/01/2020 (a) ..................................................    4,000
                     5,500       Refunding (New England Power Company Project), CP, 3.45% due 4/28/1998 ....    5,500
                             Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
                     1,500       (Eastern Nazarene College), 3.55% due 10/01/2027 ..........................    1,500
                       135       (Edgewood Retirement Community Project), Series C, 3.70% due 11/15/2025 ...      135
                     3,500       (Gordon College Issue), 3.55% due 12/01/2027 ..............................    3,500
                     3,000       (Governor Dummer Academy), 3.55% due 12/01/2026 ...........................    3,000
                     1,825       (Heritage at Dartmouth Project), AMT, 3.50% due 12/01/2028 ................    1,825
                     3,000       (Mount Ida College Issue), 3.55% due 7/01/2027 ............................    3,000
                     4,500       (Williston Northampton Project), Series B, 3.45% due 4/01/2024 ............    4,500
                     2,730   Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                             Bonds (E.L. Harvey and Sons), VRDN, AMT, 3.60% due 1/01/2011 (a) ..............    2,730
                     2,400   Massachusetts State Port Authority, Revenue Refunding Bonds, VRDN,
                             AMT, Series B, 3.70% due 7/01/2018 (a) ........................................    2,400
                     9,595   Massachusetts State Turnpike Authority, Western Turnpike Revenue Bonds,
                             VRDN, 3.80% due 1/01/2017 (a) .................................................    9,595
                     2,700   Massachusetts Technology Park Corp. Promissory Note, 3.90% due 7/31/1998 ......    2,700
                     6,300   Natick, Massachusetts, BAN, 4.25% due 8/07/1998 ...............................    6,308
                     4,200   New Bedford, Massachusetts, RAN, 4.30% due 6/30/1998 ..........................    4,204
                             North Attleborough, Massachusetts, BAN:
                     3,295       4.25% due 5/15/1998 .......................................................    3,296
                     2,242       UT, 4.25% due 9/25/1998 ...................................................    2,246

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                      (IN THOUSANDS)

                     Face                                                                                      Value
State               Amount                                         Issue                                     (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Massachusetts      $ 3,338   Norwell, Massachusetts, BAN, 4.15% due 8/03/1998 .............................. $  3,343
(concluded)          3,000   Springfield, Massachusetts, BAN, 4.40% due 6/26/1998 ..........................    3,003
                     2,190   Taunton, Massachusetts, Industrial Development Financing Authority,
                             IDR (CD Realty Trust Project--IX), VRDN, AMT, 3.90% due 2/01/2010 (a) .........    2,190
                     2,000   Watertown, Massachusetts, BAN, UT, 4.25% due 8/28/1998 ........................    2,003
                             Westfield, Massachusetts:
                     2,979       BAN, 4.25% due 5/08/1998 ..................................................    2,980
                     2,100       SAAN, 4.25% due 6/04/1998 .................................................    2,101
                     7,400   Worcester, Massachusetts, Regional Transportation Authority, RAN,
                             4.25% due 6/19/1998 ...........................................................    7,405
                     6,735   Wrentham, Massachusetts, 4.10% due 6/17/1998 ..................................    6,738
-------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost--$266,465*)--99.1% ....................................  266,465

                             Other Assets Less Liabilities--0.9% ...........................................    2,464
                                                                                                             --------
                             Net Assets--100.0% ............................................................ $268,929
                                                                                                             ========
=========================================================================================================================

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1998.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   FSA Insured.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998

Assets:
Investments, at value (identified cost--$266,465,153) (Note 1a) .......................              $266,465,153
Cash ..................................................................................                   113,156
Interest receivable ...................................................................                 2,502,943
Prepaid registration fees and other assets (Note 1d) ..................................                   116,005
                                                                                                     ------------
Total assets ..........................................................................               269,197,257
                                                                                                     ------------
Liabilities:
Payables:
  Investment adviser (Note 2) .........................................................  $ 120,152
  Distributor (Note 2) ................................................................     75,312
  Dividends to shareholders (Note 1e) .................................................        105        195,569
                                                                                         ---------
Accrued expenses and other liabilities ................................................                    72,532
                                                                                                     ------------
Total liabilities .....................................................................                   268,101
                                                                                                     ------------
Net Assets ............................................................................              $268,929,156
                                                                                                     ============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized .              $ 26,892,999
Paid-in capital in excess of par ......................................................               242,036,895
Accumulated realized capital losses--net (Note 4) .....................................                      (738)
                                                                                                     ------------
Net Assets--Equivalent to $1.00 per share based on 268,929,993 shares of beneficial
interest outstanding ..................................................................              $268,929,156
                                                                                                     ============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998

Investment Income (Note 1c):
Interest and amortization of premium earned ..........               $ 8,504,557

Expenses:
Investment advisory fees (Note 2) .................... $ 1,148,245
Distribution fees (Note 2) ...........................     283,055
Transfer agent fees (Note 2) .........................      52,669
Professional fees ....................................      50,410
Accounting services (Note 2) .........................      48,947
Registration fees (Note 1d) ..........................      40,605
Custodian fees .......................................      18,968
Printing and shareholder reports .....................       9,329
Pricing fees .........................................       5,133
Trustees' fees and expenses ..........................       1,585
Other ................................................       4,149
                                                       -----------
Total expenses .......................................                 1,663,095
                                                                     -----------
Investment income--net ...............................                 6,841,462
Realized Gain on Investments--Net (Note 1c) ..........                    14,640
                                                                     -----------
Net Increase in Net Assets Resulting from Operations .               $ 6,856,102
                                                                     ===========

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the Year Ended March 31,
                                                                             ----------------------------------
Increase (Decrease) in Net Assets:                                                 1998               1997
---------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ...................................................   $     6,841,462    $     5,233,385
Realized gain on investments--net ........................................            14,640              2,973
                                                                             ---------------    ---------------
Net increase in net assets resulting from operations .....................         6,856,102          5,236,358
                                                                             ---------------    ---------------
Dividends to Shareholders (Note 1e):
Investment income--net ...................................................        (6,841,462)        (5,233,385)
                                                                             ---------------    ---------------
Net decrease in net assets resulting from dividends to shareholders ......        (6,841,462)        (5,233,385)
                                                                             ---------------    ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares .........................................     1,012,239,315        725,445,153
Net asset value of shares issued to shareholders in reinvestment of dividends
(Note 1e) ................................................................         6,840,716          5,233,764
                                                                             ---------------    ---------------
                                                                               1,019,080,031        730,678,917
Cost of shares redeemed ..................................................      (950,763,913)      (719,565,744)
                                                                             ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions .        68,316,118         11,113,173
                                                                             ---------------    ---------------
Net Assets:
Total increase in net assets .............................................        68,330,758         11,116,146
Beginning of year ........................................................       200,598,398        189,482,252
                                                                             ---------------    ---------------
End of year ..............................................................   $   268,929,156    $   200,598,398
                                                                             ===============    ===============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided in the
financial statements.                                        For the Year Ended March 31,
                                             ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:        1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year .......   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             --------     --------     --------     --------     --------
Investment income--net ...................        .03          .03          .03          .02          .02
                                             --------     --------     --------     --------     --------
Total from investment operations .........        .03          .03          .03          .02          .02
                                             --------     --------     --------     --------     --------
Less dividends from investment income--net       (.03)        (.03)        (.03)        (.02)        (.02)
                                             --------     --------     --------     --------     --------
Net asset value, end of year .............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             ========     ========     ========     ========     ========
Total Investment Return ..................       3.03%        2.84%        3.04%        2.46%        1.74%
                                             ========     ========     ========     ========     ========
Ratios to Average Net Assets:
Expenses .................................        .72%         .76%         .76%         .76%         .78%
                                             ========     ========     ========     ========     ========
Investment income--net ...................       2.98%        2.78%        3.00%        2.43%        1.72%
                                             ========     ========     ========     ========     ========
Supplemental Data:
Net assets, end of year (in thousands) ...   $268,929     $200,598     $189,482     $161,076     $150,804
                                             ========     ========     ========     ========     ========

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Massachusetts Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 1998, the Fund had a net capital loss carryforward of approximately $1,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 4, 1998


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IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year ended March 31, 1998.

Please retain this information for your records.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND

Officers and Trustees

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].


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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA Massachusetts
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                             11283--3/98

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